Expense by nature (Tables)	12 Months Ended
Dec. 31, 2020
Expenses by nature
Schedule of expenses by nature

In EUR	2020	2019	2018
Raw materials and consumables	105,030,465	101,070,401	134,453,049
Salaries, wages and employee benefits	22,877,775	24,676,137	18,073,070
Consultancy and professional fees	4,064,764	3,574,695	2,144,300
Advertising, vehicle and travel expenses	1,341,142	2,552,183	3,691,559
Warranty	124,881	(921,496)	252,125
Lease expenses	190,673	217,855	1,417,331
Purchased services	2,443,355	1,798,175	3,186,693
Taxes, insurance costs, and other dues	1,993,462	2,073,989	914,185
Depreciation and amortisation	7,043,590	6,537,028	3,212,450
Maintenance	1,704,322	1,611,234	237,948
Other	4,357,742	3,958,879	1,189,369
Total	151,172,171	147,149,080	168,772,079